SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015
Building [Member]
Annual depreciation rate	6.67%
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Over the term of the lease including the option term
Maximum [Member] | Installed products [Member]
Annual depreciation rate	33.00%
Maximum [Member] | Computers and electronic equipment [Member]
Annual depreciation rate	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Annual depreciation rate	15.00%
Maximum [Member] | Motor vehicles [Member]
Annual depreciation rate	20.00%
Maximum [Member] | Network installation [Member]
Annual depreciation rate	33.00%
Minimum [Member] | Installed products [Member]
Annual depreciation rate	20.00%
Minimum [Member] | Computers and electronic equipment [Member]
Annual depreciation rate	10.00%
Minimum [Member] | Office furniture and equipment [Member]
Annual depreciation rate	6.00%
Minimum [Member] | Motor vehicles [Member]
Annual depreciation rate	15.00%
Minimum [Member] | Network installation [Member]
Annual depreciation rate	10.00%